CRYPTOCURRENCIES	6 Months Ended
Jun. 30, 2022
Investment Company [Abstract]
CRYPTOCURRENCIES

10. CRYPTOCURRENCIES

As of June 30, 2022 and December 31, 2021, cryptocurrencies mainly included Bitcoin and Ethereum the Company held which were received from mining activities. Cryptocurrencies is classified as current asset as it is expected to be realized in cash by the Company within one year.

TAOPING INC.

NOTES TO THE UNAUDITED CONSOLIDATED FINANCIAL STATEMENTS

The following table presents the movements of cryptocurrencies for the six months ended June 30, 2022 and 2021, respectively:

	Six Months Ended June 30, 2022	Six Months Ended June 30, 2021
	(Unaudited)	(Unaudited)
Beginning balance	$829,165	$-
Receipt of cryptocurrencies from mining activities	3,235,134	814,772
Purchases of cryptocurrencies	1,063,837	-
Sales of cryptocurrencies	(4,093,524)	(638,183)
Payment of cryptocurrencies for other expenses	(113,556)	-
Realized gain on sale of cryptocurrencies	527,005	41,345
Impairment loss on cryptocurrencies	(1,179,078)	(42,447)
Ending balance	$268,983	$175,487